Deferred contract costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) Capitalized Contract Costs [Roll Forward]
Balance at the beginning of the year	$ 18,137	$ 17,678
Capitalization of deferred contract costs	13,488	10,100
Amortization of deferred contract costs	(10,615)	(9,641)
Balance at the end of the year	$ 21,010	$ 18,137